Deferred Income Tax Assets and Liabilities (Details) - Schedule of reconciliation between tax expenses and the product - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Between Tax Expenses And The Product Abstract
Profit before income tax	S/ 262,420	S/ 224,110	S/ 85,898
Income tax expense calculated at the statutory income tax rate of 29.5%	(77,414)	(66,112)	(25,340)
Permanent differences
Non-deductible expenses, net	(7,415)	(4,070)	(1,596)
Effect of tax-loss carry forward not recognized	(763)	(758)	(1,068)
Income tax expense the effective income tax rate of 33% in 2022 (2021: 32% and 2020: 33%)	S/ (85,592)	S/ (70,940)	S/ (28,004)